Investment Objectives and Goals - Allspring Taxable Fixed Income Funds - ETF Class - Short-Term High Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of a high level of current income and capital appreciation.